Post Retirement Benefits - Summary of Post Retirement Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 31.7	$ 36.1
Medical benefits plan Brazil [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	27.9	31.8
Medical benefits plan subsidiaries abroad [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefits	$ 3.8	$ 4.3